Annual Fund Operating Expenses - Founders 100 ETF - Founders 100 ETF	Apr. 17, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.75%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year. Founder ETFs, LLC (“Founder ETFs” or “Adviser”) pays all other expenses of the Fund (other than acquired fund fees and expenses, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest and extraordinary expenses (e.g. litigation and indemnification expenses).